Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Putnam Focused Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Putnam Focused Large Cap Growth ETF
Class Name	Putnam Focused Large Cap Growth ETF
Trading Symbol	PGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Large Cap Growth ETF for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam Focused Large Cap Growth ETF	$59	0.53%
[1]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Putnam Focused Large Cap Growth ETF returned 21.44%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 22.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Broadcom, a semiconductor and software company
↑	Overweight position in Spotify, a streaming service
↑	Not owning Adobe, a software company

Top detractors from performance:
↓	Not owning Palantir Technologies, a software company
↓	Overweight position in Chipotle Mexican Grill
↓	Underweight exposure to electric vehicle company Tesla

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (5/25/2021)
Putnam Focused Large Cap Growth ETF (NAV)	21.44	13.33
Russell 3000 Index	15.84	11.12
Russell 1000 Growth Index	22.58	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 57,333,910
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 354,216
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$57,333,910
Total Number of Portfolio Holdings	32
Total Management Fee Paid (based on a unitary fee)	$354,216
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective July 1, 2025, the Fund’s all-inclusive management fee was reduced from 0.55% to 0.49%.
Effective September 15, 2025, the Fund will change from being operated as a “semi-transparent” ETF, which does not publicly disclose its compete portfolio holdings each business day, to a “transparent” ETF, which will disclose its complete portfolio holdings daily.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.